Inventories - Schedule of Cost of Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Inventories [Abstract]
Cost of goods manufactured	$ 392.1	$ 350.1	$ 334.9
Depreciation and amortization included in costs of sales	9.7	14.7	14.8
Total cost of sales	$ 401.8	$ 364.8	$ 349.7